SERVICE INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SERVICE INVENTORIES

4. SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	June 30,	December 31,
	2025	2024

Spare parts and consumables	$62,483	$63,842
Chemicals	36,409	32,930
Total	$98,892	$96,772